Revenues - Summary of Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	¥ 9,060,784	$ 1,421,835	¥ 6,577,307	¥ 3,956,353
Public Cloud Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	6,159,085	966,495	5,166,851	3,458,843
Enterprise Cloud Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	2,897,817	454,731	1,372,689	486,308
Enterprise Cloud Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	2,159,869	338,931	1,368,544	485,991
Enterprise Cloud Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	737,948	115,800	4,145	317
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	3,882	609	37,767	11,202
Product and Service, Other [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	1,208	190	36,611	¥ 11,202
Product and Service, Other [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	¥ 2,674	$ 419	¥ 1,156